Earnings per Share (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation between basic and diluted earnings per share:
Net income	$ 3,562	$ 4,216	$ 4,328
Weighted-average basic shares outstanding (in shares)	711.3	720.1	734.5
Dilutive effect of stock-based compensation (in shares)	1.7	2.5	3.2
Weighted-average diluted shares outstanding (in shares)	713.0	722.6	737.7
Basic earnings per share (in dollars per share)	$ 5.01	$ 5.85	$ 5.89
Diluted earnings per share (in dollars per share)	$ 5.00	$ 5.83	$ 5.87
Stock Options [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share
Units excluded from the calculation as their inclusion would not have a dilutive effect (in shares)	0.7	0.5	0.6
Performance Share Units [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share
Units excluded from the calculation as their inclusion would not have a dilutive effect (in shares)	0.3	0.2	0.3